Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Net income/(loss) and geographical allocation of assets and liabilities

The Company’s net income/(loss) and its geographic allocation of total assets and total liabilities may be summarized as follows:

For the year ended December 31, 2020
	Argentina
	Lomada Project	Cap- Oeste Project	Calcatreu Project	Martha and La Josefina Projects	Argentina Uruguay and Chile	UK	North America	Total
Revenue	$6,482	$12,417	$-	$950	$-	$-	$-	$19,849
Cost of sales	(4,391)	(6,589)	-	(2,267)	-	-	-	(13,247)
Gross profit (loss)	$2,091	$5,828	$-	$(1,317)	$-	$-	$-	$6,602

Operating expense
Exploration expense	$-	$-	$(884)	$(83)	$(1,336)	$-	$-	$(2,303)
Administrative expenses	-	(495)	(217)	-	(2,946)	(212)	(1,285)	(5,155)
Depreciation expense	-	-	(18)	-	(338)	(100)	-	(456)
Share-based payments	-	-	-	-	-	-	(382)	(382)
Interest expense	-	-	(1)	-	(318)	(610)	(1,171)	(2,100)
Total operating expense	$-	$(495)	$(1,120)	$(83)	$(4,938)	$(922)	$(2,838)	$(10,396)

Other income/(expense)
Interest income	$-	$-	$1	$-	$124	$-	$-	$125
Gain/(loss) on foreign exchange	-	-	713	-	(1,159)	(369)	30	(785)
Accretion expense	(6)	(3)	-	(4)	-	-	-	(13)
Other expenses	-	-	(297)	-	2,452	-	-	2,155
Total other income/(expense)	$(6)	$(3)	$417	$(4)	$1,417	$(369)	$30	$1,482

Income/(loss) – before income tax	$2,085	$5,330	$(703)	$(1,404)	$(3,521)	$(1,291)	$(2,808)	$(2,312)
Income tax/(benefit)	-	-	138	-	(2,207)	-	-	(2,069)
Net income/(loss)	$2,085	$5,330	$(565)	$(1,404)	$(5,728)	$(1,291)	$(2,808)	$(4,381)

For the year ended December 31, 2019
Argentina
	Lomada Project	Cap- Oeste Project	Calcatreu Project	Martha and La Josefina Projects	Argentina Uruguay and Chile	UK	North America	Total
Revenue	$4,750	$14,903	$-	$2,285	$-	$-	$-	$21,938
Cost of sales	(3,765)	(11,828)	-	(1,545)	-	-	-	(17,138)
Gross profit (loss)	$985	$3,075	$-	$740	$-	$-	$-	$4,800

Operating expense
Exploration expense	$-	$-	$(1,300)	$(321)	$(987)	$-	$-	$(2,608)
Administrative expenses	(2,860)	(596)	(279)	(871)	(4,232)	(1,433)	(307)	(10,578)
Depreciation expense	-	-	(17)	(115)	(234)	(100)	-	(466)
Impairment of mineral properties	-	-	-	-	-	(1,996)		(1,996)
Share-based payments	-	-	-	-	-	(40)	(87)	(127)
Interest expense	-	-	-	-	(765)	(782)	(584)	(2,131)
Total operating expense	$(2,860)	$(596)	$(1,596)	$(1,307)	$(6,218)	$(4,351)	$(978)	$(17,906)

Other income/(expense)
Interest income	$-	$-	$34	$-	$157	$-	$-	$191
Gain/(loss) on foreign exchange	-	-	(10)	1,714	(1,082)	(467)	326	481
Accretion expense	(7)	(12)	-	(16)	-	-	-	(35)
Total other income/(expense)	$(7)	$(12)	$24	$1,698	$(925)	$(467)	$326	$637

Income/(loss) – before income tax	$(1,882)	$2,467	$(1,572)	$1,131	$(7,143)	$(4,818)	$(652)	$(12,469)
Income tax/(benefit)	-	-	(869)	(2,030)	3,014	-	-	115
Net income/(loss)	$(1,882)	$2,467	$(2,441)	$(899)	$(4,129)	$(4,818)	$(652)	$(12,354)

For the year ended December 31, 2018
	Argentina
	Lomada Project	Cap- Oeste Project		COSE Project	Argentina Uruguay and Chile	UK		Total
Revenue	$-	$48,089		$-	$-	$-		$48,089
Cost of sales	(1,666)	(42,996)		-	-	-		(44,662)
Gross profit (loss)	$(1,666)	$5,093		$-	$-	$-		$3,427

Operating expense
Exploration expense	$-	$-		$-	$(2,744)	$-		$(2,744)
Administrative expenses	(681)	(2,388)		-	(6,890)		(992)	(10,951)
Share-based payments	-	-		-	-		(190)	(190)
Interest expense	-	-		-	(977)		(390)	(1,367)
Total operating expense	$(681)	$(2,388)		$-	$(10,611)		$(1,572)	$(15,252)

Other income/(expense)
Interest income	$-	$-		$-	$122	$-		$122
Gain/(loss) on foreign exchange	-	-		-	(13,817)		(587)	(14,404)
Gain on hyperinflationary net monetary position	-	-		-	4,448	-		4,448
Other income	-	-		1,500	-	-		1,500
Total other income/(expense)	$-	$-		$1,500	$(9,247)		$(587)	$(8,334)

Income/(loss) – before income tax	$(2,347)	$2,705		$1,500	$(19,858)		$(2,159)	$(20,159)
Income tax/(benefit)	-	-		-	2,569			2,569
Net income/(loss)	$(2,347)	$2,705		$1,500	$(17,289)		$(2,159)	$(17,590)

	Total Assets		Total liabilities
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
	$’000	$’000	$’000	$’000
Argentina – Cap Oeste	$14,585	$16,081	$1,880	$2,629
Argentina – Lomada	4,616	4,267	3,808	1,979
Argentina – Calcatreu	15,343	18,036	490	1,591
Argentina – Martha & La Josefina	12,704	14,220	2,298	8,466
Argentina and Chile	8,553	7,308	5,355	5,977
United Kingdom	122	176	15,678	20,240
North America	4,145	4,406	9,154	9,824
Total	$60,068	$64,494	$38,663	$50,706